Document and Entity Information	0 Months Ended
Jun. 25, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 25, 2014
Registrant Name	FIRST INVESTORS LIFE SERIES FUNDS
Central Index Key	0000770906
Amendment Flag	false
Document Creation Date	Jun. 25, 2014
Document Effective Date	Jul. 01, 2014
Prospectus Date	Jun. 25, 2014